Related Party Transactions	3 Months Ended
Mar. 31, 2020
Related party transactions [abstract]
NOTE 6 - Related Party Transactions

The only transactions we have with related parties are compensation arrangements for current compensation, share based compensation and compensation under options for our officers and directors.

Executive officers and directors participate in the Corporation’s stock option plan. Certain Executive officers are covered under the Corporation’s health plan.

Key management personnel compensation is comprised of:

	Three months
	ended March 31,
	2020	2019
Salaries	$-	$-
Short-term employee benefits	550	556
Stock-based compensation	428,878	677,434
	$429,428	$677,990

Total honorariums to the independent directors of the Corporation for participating in Board and Committee meetings were nil for the period ended March 31, 2020 and 2019, respectively.

Our Chief Financial Officer receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $175,000 for the period ended March 31, 2020 and $120,000 for the period ended March 31, 2019, respectively.

Our Corporate Legal Counsel receives no compensation as an individual and receives no deferred or incentive compensation. We do make payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $78,998 for the period ended March 31, 2020 and $72,498 for the period ended March 31, 2019, respectively.